Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

    Pursuant to Section 4.01(b)(ii) of the Investment Recovery Property Servicing Agreement, dated as of September 1, 2011 (the “Servicing Agreement”), between ENTERGY LOUISIANA, LLC, as servicer and ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify, for the December 1, 2013 Payment Date (the “Current Payment Date”), as follows:

    Capitalized terms used herein have their respective meanings as set forth in the Indenture.  References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

		Aggregate
i.	Tranche A-1	$9,879,871.67
ii.	Total:	$9,879,871.67

b)	Interest

		Aggregate
i.	Tranche A-1	$1,783,698.70
ii.	Total:	$1,783,698.70

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A-1 $174,872,421.58
ii.	Total: $174,872,421.58

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A-1 $164,992,549.91
ii.	Total: $164,992,549.91

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

i.	Tranche A-1 $0
ii.	Total: $0

3.	All other transfers to be made on or before the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1 million cap on Indemnity Amounts per Section 8.02(e)(i) of the Indenture)		$0.00
ii.	Servicing Fee:	Entergy Louisiana, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL -General Fund Account # 812073753	$72,500.00
iii.	Administration Fee:	Entergy Louisiana, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL - General Fund Account # 812073753	$50,000.00
iv.	Other Operating Expenses:
1.  Standard & Poor’s Ratings Services
Wire Instructions:
Bank of America
San Francisco CA
ABA # 0260-0959-3
Account Name: Standard & Poor’s
Account # 12334-02500
Ref. invoice number: 10330210

2.  Fitch Ratings, Inc.
Wire Instructions:
JP Morgan Chase
New York, NY
ABA # 021-0000-21
Account Name: Fitch Ratings, Inc.
Account # 114-789-681
Ref. invoice number: 7149004286

3. Moody’s Investors Service
Wire Instructions:
SunTrust Bank
ABA Number:  061000104
Account Name: Moody’s Investors Service, Inc.
Account # 8801939847
Ref.  invoice number: US13019387

4. Duggins Wren Mann & Romero, LLP
Wire Instructions:
Frost National Bank
Downtown Financial Center
401 Congress Ave.  12th Floor
Austin, Texas 78767
ABA Number:  114000093
Account Name:  Duggins Wren Mann & Romero, LLP
Account Number:  591442015
Ref.  invoice number: 14961
5. Global Securitization Services, LLC
Wire Instructions:
JP Morgan Chase Bank
New York, NY
ABA Number:  021-000-021
Account Name: Global Securitization
Account Number:  987025010365
Ref: Entergy Louisiana Investment Recovery Funding I, LLC Invoice# 36179

6. Global Securitization Services, LLC
Wire Instructions:
JP Morgan Chase Bank
New York, NY
ABA Number:  021-000-021
Account Name: Global Securitization
Account Number:  987025010365
Ref: Entergy Louisiana Investment Recovery Funding I, LLC Invoice# 39430

			$20,000.00 $10,000.00 $7,500.00 $3,546.70 $5,000.00 $5,000.00
v.	Total:		$173,546.70

b)	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(iv) (sum of 3.a.v. above)):	$173,546.70
ii.	Funding of Capital Subaccount (to required amount):	$0
iii.	Indemnity Amounts over $1 million (payable pursuant to Section 8.02(e)(viii) of the Indenture):	$0
iv.	Return on Capital Subaccount (payable pursuant to Section 8.02(e)(x) of the Indenture) to Entergy Louisiana Investment Recovery Funding I, L.L.C.: Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL - General Fund Acct # 812073753	$332.85
v.	Withdrawal from Excess Funds Subaccount**:	$716,605.38
vi.	Total: **This amount assumes that estimated remittances of $300,000.00 covering the period of November 21, 2013 – November 30, 2013 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be lower if remittances to the General Subaccount are lower than such estimated amount.	$890,484.93

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)    Capital Subaccount

i.	Total: $1,035,880.00

b)	Excess Funds Subaccount

i.	Total: $2,575,842.32

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 22nd day of November, 2013.

ENTERGY LOUISIANA, LLC,

as Servicer

By: /s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer